Income Taxes - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate	$ 413,000	$ 403,000	$ 404,000
(Income)/expense related to interest and penalties	0	(500)	4,500
Accrued amount for interest and penalties	$ 67,000	$ 67,000	$ 67,500